UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-04297

VanEck Funds

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

Van Eck Associates Corporation

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

CM COMMODITY INDEX FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Principal Amount		Value
SHORT-TERM INVESTMENTS: 99.8%
United States Treasury Obligations: 97.4%
	United States Treasury Bills
$45,000,000	1.38%, 04/05/18 (a)	$44,993,125
20,000,000	1.38%, 04/12/18 (a)	19,991,579
60,000,000	1.41%, 04/26/18 (a)	59,941,208
50,000,000	1.43%, 05/03/18 (a)	49,936,444
50,000,000	1.50%, 05/10/18	49,918,696
35,000,000	1.60%, 05/24/18 (a)	34,917,814
50,000,000	1.65%, 06/07/18 (a)	49,848,130
45,000,000	1.70%, 07/05/18	44,799,621
57,000,000	1.72%, 06/21/18	56,786,409
		411,133,026

Number of Shares
Money Market Fund: 2.4%
10,246,831	AIM Treasury Portfolio - Institutional Class	10,246,831
Total Short-term Investments (Cost: $421,369,806)		421,379,857
Other assets less liabilities: 0.2%		971,484
NET ASSETS: 100.0%		$422,351,341

Total Return Swap Contracts – As of March 31, 2018, the Fund had an outstanding total return swap contract with the following terms:

Long Exposure

Counterparty	Referenced Obligation	Notional Amount	Rate paid by the Fund (b)	Termination Date	% of Net Assets	Unrealized Appreciation
UBS	UBS Bloomberg Constant Maturity Commodity Index Total Return	$419,520,000	2.20%	04/04/18	0.2%	$826,774

Footnotes:

(a)	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $64,890,155.

(b)	The rate shown reflects the rate in effect at the reporting period: 3 Month T-Bill rate + 0.42%.

Summary of Investments by Sector	% of Investments	Value
Government	97.6%	$411,133,026
Money Market Fund	2.4	10,246,831
	100.0%	$421,379,857

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Money Market Fund	$10,246,831	$—	$—	$10,246,831
United States Treasury Obligations	—	411,133,026	—	411,133,026
Total	$10,246,831	$411,133,026	$—	$421,379,857
Other Financial Instruments:
Swap Contract	$—	$826,774	$—	$826,774

There were no transfers between levels during the period ended March 31, 2018.

See Notes to Schedules of Investments

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 87.6%
Argentina: 1.2%
874,600	Grupo Supervielle SA (ADR)	$26,535,364
Brazil: 4.4%
844,700	CVC Brasil Operadora e Agencia de Viagens SA	15,517,744
3,578,300	Fleury SA	29,415,881
5,432,700	International Meal Co. Alimentacao SA	13,987,172
9,118,700	Movida Participacoes SA	19,914,228
914,000	Smiles Fidelidade SA	19,240,940
		98,075,965
China / Hong Kong: 33.9%
1,709,000	AIA Group Ltd. #	14,609,687
746,200	Alibaba Group Holding Ltd. (ADR) *	136,957,548
27,872,000	Beijing Capital International Airport Co. Ltd. #	37,643,315
47,927,000	Beijing Enterprises Water Group Ltd. #	26,965,756
2,832,772	Beijing Originwater Technology Co. Ltd. #	8,059,951
8,365,994	China Animal Healthcare Ltd. * # § ∞	0
274,000	China Lodging Group Ltd. (ADR)	36,088,540
20,816,000	China Maple Leaf Educational Systems Ltd. #	28,077,924
12,617,000	China Medical System Holdings Ltd. #	28,904,059
5,422,000	China Resources Phoenix Healthcare Holdings Co. Ltd. #	6,588,045
18,030,000	China ZhengTong Auto Services Holdings Ltd. #	13,243,519
15,574,000	Fu Shou Yuan International Group Ltd. #	15,503,819
4,416,000	Galaxy Entertainment Group Ltd. #	40,533,060
1,089,000	JD.com, Inc. (ADR) *	44,093,610
185,757	Kweichow Moutai Co. Ltd. #	20,507,349
8,076,000	Ping An Insurance Group Co. of China Ltd. #	83,268,959
1,357,000	Shenzhou International Group Holdings Ltd. #	14,377,222
519,000	Silergy Corp. #	11,784,537
2,644,000	Sinopharm Group Co. Ltd.	13,239,961
697,800	TAL Education Group (ADR)	25,881,402
2,793,500	Tencent Holdings Ltd. #	149,953,790
2,984,000	Yihai International Holding Ltd. #	4,643,064
		760,925,117
Egypt: 0.9%
2,931,250	Commercial International Bank Egypt SAE	14,809,214
8,700,000	Juhayna Food Industries #	5,671,605
		20,480,819
Georgia: 1.6%
703,197	BGEO Group Plc (GBP) #	35,092,151
Germany: 0.3%
144,000	Delivery Hero AG * # Reg S 144A	6,954,183
India: 7.6%
5,723,000	Bharti Infratel Ltd. #	29,650,592
1,102,000	Cholamandalam Investment and Finance Co. Ltd. #	24,964,846
1,442,000	HDFC Bank Ltd. #	42,560,222
285,000	HDFC Bank Ltd. (ADR)	28,149,450
869,270	Motilal Oswal Financial Services Ltd. #	13,547,566
1,973,200	Phoenix Mills Ltd. #	18,440,649
870,000	Quess Corp. Ltd. * Reg S 144A	13,699,275
		171,012,600
Indonesia: 1.9%
131,675,000	Bank Rakyat Indonesia Tbk PT #	34,556,727
19,644,100	Link Net Tbk PT #	7,428,274
		41,985,001
Kenya: 1.1%
82,320,000	Safaricom Ltd. #	25,161,394
Kuwait: 0.1%
250,000	Human Soft Holding Co KSC	3,255,174
Malaysia: 1.3%
13,207,000	Malaysia Airports Holdings Bhd #	30,283,514
Mexico: 3.2%
2,950,000	Banregio Grupo Financiero SAB de CV	18,230,611
161,000	Fomento Economico Mexicano SAB de CV (ADR)	14,720,230
5,457,900	Qualitas Controladora SAB de CV	15,160,833
7,134,000	Unifin Financiera SAPI de CV SOFOM ENR	24,133,168
		72,244,842
Peru: 0.9%
89,000	Credicorp Ltd. (USD)	20,206,560
Philippines: 3.4%
27,209,000	Ayala Land, Inc. #	21,531,605
86,300,000	Bloomberry Resorts Corp. * #	23,884,992
10,067,740	International Container Terminal Services, Inc. #	19,383,566
6,375,000	Robinsons Retail Holdings, Inc.	10,910,594
		75,710,757
Poland: 0.5%
190,542	Kruk SA #	12,155,330
Russia: 4.1%
4,041,000	Sberbank of Russia (ADR) #	75,475,349
413,000	Yandex NV (USD) *	16,292,850
		91,768,199
South Africa: 4.6%
6,526,000	Advtech Ltd.	8,715,114
280,177	Naspers Ltd. #	68,562,917
2,757,000	Rhodes Food Group Pty Ltd.	4,389,775
15,485,809	Transaction Capital Ltd.	22,302,443
		103,970,249
South Korea: 1.1%
60,000	Koh Young Technology, Inc. #	5,669,182
16,500	Samsung Biologics Co. Ltd. * # Reg S 144A	7,593,758
60,400	Samsung SDI Co. Ltd. #	10,950,608
		24,213,548
Spain: 2.2%
1,367,367	CIE Automotive SA #	48,855,340
Switzerland: 0.8%
403,000	Wizz Air Holdings Plc (GBP) * # Reg S 144A	18,423,403
Taiwan: 4.7%
1,266,648	Airtac International Group #	22,809,913
4,163,000	Basso Industry Corp. #	7,533,219
4,465,000	Chroma ATE, Inc. #	27,782,365
1,648,132	Poya Co. Ltd. #	20,696,110
3,145,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	26,638,774
		105,460,381
Thailand: 2.9%
14,458,000	CP ALL PCL #	40,414,459
12,640,200	Srisawad Corp. PCL (NVDR) #	24,761,724
300,000	Srisawad Corp. PCL - Foreign #	587,694
		65,763,877
Turkey: 2.9%
1,758,630	AvivaSA Emeklilik ve Hayat AS	7,952,237
6,689,506	Dogtas Kelebek Mobilya Sanayi ve Ticaret AS * #	5,630,986
957,890	MLP Saglik Hizmetleri AS * Reg S 144A	4,613,061
2,974,000	Tofas Turk Otomobil Fabrikasi AS #	20,044,418
41,683,640	Turkiye Sinai Kalkinma Bankasi AS #	16,116,100
2,010,000	Ulker Biskuvi Sanayi AS #	11,210,057
		65,566,859
United Arab Emirates: 0.5%
255,000	NMC Health Plc (GBP) #	12,159,625
United Kingdom: 0.0%
812,346	Hirco Plc * # § ∞	0
United States: 1.0%
4,793,700	Samsonite International SA (HKD) #	21,925,479
Uruguay: 0.5%
2,160,797	Biotoscana Investments SA (BDR) *	10,275,640
Total Common Stocks (Cost: $1,458,212,757)		1,968,461,371
PREFERRED STOCKS: 7.3%
Brazil: 1.0%
1,513,260	Itau Unibanco Holding SA 5.75%,	23,518,566
Colombia: 0.5%
1,016,000	Banco Davivienda SA 2.91%,	10,952,492
South Korea: 5.8%
67,468	Samsung Electronics Co. Ltd. 1.76%, #	129,736,449
Total Preferred Stocks (Cost: $113,345,309)		164,207,507
REAL ESTATE INVESTMENT TRUSTS: 0.6%
Mexico: 0.6%
6,567,000	Concentradora Hipotecaria SAPI de CV	6,158,820
4,551,361	PLA Administradora Industrial S de RL de CV	7,598,119
Total Real Estate Investment Trusts (Cost: $16,761,957)		13,756,939
MONEY MARKET FUND: 5.2% (Cost: $116,638,103)
116,638,103	AIM Treasury Portfolio - Institutional Class	116,638,103
Total Investments: 100.7% (Cost: $1,704,958,126)		2,263,063,920
Liabilities in excess of other assets: (0.7)%		(16,739,602)
NET ASSETS: 100.0%		$2,246,324,318

Definitions:

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GBP	British Pound
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,479,509,201 which represents 65.9% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $0 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $51,283,680, or 2.3% of net assets.

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	21.9%	$495,648,701
Consumer Staples	5.0	112,467,133
Financials	26.3	595,806,113
Health Care	5.0	112,790,030
Industrials	7.5	170,217,165
Information Technology	23.1	522,720,286
Money Market Fund	5.2	116,638,103
Real Estate	2.1	47,570,373
Telecommunication Services	2.7	62,240,260
Utilities	1.2	26,965,756
	100.0%	$2,263,063,920

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$26,535,364	$—	$—	$26,535,364
Brazil	98,075,965	—	—	98,075,965
China / Hong Kong	256,261,061	504,664,056	0	760,925,117
Egypt	14,809,214	5,671,605	—	20,480,819
Georgia	—	35,092,151	—	35,092,151
Germany	—	6,954,183	—	6,954,183
India	41,848,725	129,163,875	—	171,012,600
Indonesia	—	41,985,001	—	41,985,001
Kenya	—	25,161,394	—	25,161,394
Kuwait	3,255,174	—	—	3,255,174
Malaysia	—	30,283,514	—	30,283,514
Mexico	72,244,842	—	—	72,244,842
Peru	20,206,560	—	—	20,206,560
Philippines	10,910,594	64,800,163	—	75,710,757
Poland	—	12,155,330	—	12,155,330
Russia	16,292,850	75,475,349	—	91,768,199
South Africa	35,407,332	68,562,917	—	103,970,249
South Korea	—	24,213,548	—	24,213,548
Spain	—	48,855,340	—	48,855,340
Switzerland	—	18,423,403	—	18,423,403
Taiwan	—	105,460,381	—	105,460,381
Thailand	—	65,763,877	—	65,763,877
Turkey	12,565,298	53,001,561	—	65,566,859
United Arab Emirates	—	12,159,625	—	12,159,625
United Kingdom	—	—	0	0
United States	—	21,925,479	—	21,925,479
Uruguay	10,275,640	—	—	10,275,640
Preferred Stocks
Brazil	23,518,566	—	—	23,518,566
Colombia	10,952,492	—	—	10,952,492
South Korea	—	129,736,449	—	129,736,449
Real Estate Investment Trusts	13,756,939	—	—	13,756,939
Money Market Funds	116,638,103	—	—	116,638,103
Total	$783,554,719	$1,479,509,201	$0	$2,263,063,920

* See Schedule of Investments for geographic sector breakouts.

See Notes to Schedules of Investments

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 94.5%
Bermuda: 1.8%
1,397,900	Golar LNG Ltd. (USD)	$38,246,544
Canada: 18.6%
1,373,906	Agnico-Eagle Mines Ltd. (USD)	57,800,225
2,105,000	Barrick Gold Corp. (USD)	26,207,250
6,558,300	First Quantum Minerals Ltd.	92,086,504
907,100	Goldcorp, Inc. (USD)	12,536,122
2,569,900	IAMGOLD Corp. (USD) *	13,337,781
5,457,700	Kinross Gold Corp. (USD) *	21,557,915
3,197,000	New Gold, Inc. (USD) *	8,248,260
1,215,971	Nutrien Ltd. (USD)	57,466,789
3,775,400	Teck Resources Ltd. (USD)	97,254,304
		386,495,150
Kuwait: 0.2%
3,592,247	Kuwait Energy Plc (GBP) * # § ø ∞	5,061,546
Luxembourg: 1.1%
682,200	Tenaris SA (ADR)	23,651,874
Monaco: 0.3%
3,531,100	Scorpio Tankers, Inc. (USD)	6,920,956
South Africa: 0.5%
10,849,892	Petra Diamonds Ltd. (GBP) * #	10,017,394
Switzerland: 5.7%
19,846,725	Glencore Plc (GBP) #	98,622,957
8,400,600	Weatherford International Plc (USD) *	19,237,374
		117,860,331
United Kingdom: 4.7%
2,107,200	KAZ Minerals Plc * #	25,419,290
338,426	Randgold Resources Ltd. (ADR)	28,170,580
852,000	Rio Tinto Plc (ADR)	43,903,560
		97,493,430
United States: 61.6%
288,700	Bunge Ltd.	21,346,478
1,395,800	CF Industries Holdings, Inc.	52,663,534
578,400	Cimarex Energy Co.	54,080,400
2,687,800	CNX Resources Corp. *	41,472,754
578,450	Concho Resources, Inc. *	86,958,389
336,637	Consol Energy, Inc. *	9,752,374
780,590	Diamondback Energy, Inc. *	98,760,247
780,600	EOG Resources, Inc.	82,173,762
227,000	FTS International, Inc. *	4,174,530
1,653,100	Green Plains Renewable Energy, Inc.	27,772,080
1,119,000	Halliburton Co.	52,525,860
211,900	Kirby Corp. *	16,305,705
1,742,000	Laredo Petroleum, Inc. *	15,172,820
732,200	Louisiana-Pacific Corp.	21,065,394
5,882,600	Nabors Industries Ltd.	41,119,374
1,699,575	Newfield Exploration Co. *	41,503,622
2,087,700	Newmont Mining Corp.	81,566,439
165,400	Ormat Technologies, Inc.	9,325,252
2,957,000	Parsley Energy, Inc. *	85,723,430
2,813,200	Patterson-UTI Energy, Inc.	49,259,132
357,900	PBF Energy, Inc.	12,132,810
921,200	PDC Energy, Inc. *	45,166,436
509,200	Pioneer Natural Resources Co.	87,470,376
2,216,400	ProPetro Holding Corp. *	35,218,596
741,700	RSP Permian, Inc. *	34,770,896
727,600	Schlumberger Ltd.	47,133,928
1,257,400	Steel Dynamics, Inc.	55,602,228
1,292,500	Sunrun, Inc. *	11,542,025
2,518,000	Superior Energy Services, Inc. *	21,226,740
568,700	Tyson Foods, Inc.	41,623,153
		1,284,608,764
Total Common Stocks (Cost: $1,616,488,723)		1,970,355,989
REAL ESTATE INVESTMENT TRUSTS: 0.5% (Cost: $11,309,980)
United States: 0.5%
536,191	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,455,725
MONEY MARKET FUND: 5.3% (Cost: $109,386,641)
109,386,641	AIM Treasury Portfolio - Institutional Class	109,386,641
Total Investments: 100.3% (Cost: $1,737,185,344)		2,090,198,355
Liabilities in excess of other assets: (0.3)%		(6,083,927)
NET ASSETS: 100.0%		$2,084,114,428

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $139,121,187 which represents 6.7% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $5,061,546 which represents 0.2% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $5,061,546, or 0.2% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Restricted securities held by the Fund as of March 31, 2018 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Kuwait Energy Plc	12/19/2011	3,592,247	$10,862,670	$5,061,546	0.2%

Summary of Investments by Sector	% of Investments	Value
Consumer Staples	3.0%	$62,969,631
Energy	51.0	1,066,686,850
Financials	0.5	10,455,725
Industrials	1.3	27,847,730
Materials	38.5	803,526,526
Money Market Fund	5.2	109,386,641
Utilities	0.5	9,325,252
	100.0%	$2,090,198,355

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Bermuda	$38,246,544	$—	$—	$38,246,544
Canada	386,495,150	—	—	386,495,150
Kuwait	—	—	5,061,546	5,061,546
Luxembourg	23,651,874	—	—	23,651,874
Monaco	6,920,956	—	—	6,920,956
South Africa	—	10,017,394	—	10,017,394
Switzerland	19,237,374	98,622,957	—	117,860,331
United Kingdom	72,074,140	25,419,290	—	97,493,430
United States	1,284,608,764	—	—	1,284,608,764
Real Estate Investment Trusts	10,455,725	—	—	10,455,725
Money Market Funds	109,386,641	—	—	109,386,641
Total	$1,951,077,168	$134,059,641	$5,061,546	$2,090,198,355

* See Schedule of Investments for geographic sector breakouts.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ending March 31, 2018:

Common Stocks

Kuwait
Balance as of December 31, 2017	$3,966,052
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	1,095,494
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as March 31, 2018	$5,061,546

See Notes to Schedule of Investments

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.4%
Australia: 16.0%
19,865,741	Cardinal Resources Ltd. ‡ * #	$8,426,666
16,910,587	Evolution Mining Ltd. #	39,647,538
31,001,185	Gold Road Resources Ltd. * #	19,499,808
562,725	Newcrest Mining Ltd. #	8,487,341
3,201,000	Northern Star Resources Ltd. #	15,536,294
2,673,257	OceanaGold Corp. (CAD)	7,200,063
4,234,000	Saracen Mineral Holdings Ltd. * #	5,840,193
10,440,400	West African Resources Ltd. (CAD) *	3,119,924
		107,757,827
Canada: 66.6%
859,800	Agnico-Eagle Mines Ltd. (USD)	36,171,786
104,000	Alamos Gold, Inc.	540,847
2,724,714	Alamos Gold, Inc. (USD)	14,195,760
1,169,000	Allegiant Gold Ltd. *	480,902
1,503,000	Allegiant Gold Ltd. * # ø	574,193
3,697,875	Argonaut Gold, Inc. *	7,060,793
2,160,000	Argonaut Gold, Inc. * ø	4,124,345
4,145,500	Atacama Pacific Gold Corp. *	2,091,493
1,345,100	Auryn Resources, Inc. *	1,774,883
6,982,701	B2Gold Corp. *	19,132,173
9,712,055	B2Gold Corp. (USD) *	26,513,910
145,000	Barrick Gold Corp. (USD)	1,805,250
948,000	Bear Creek Mining Corp. * ø	1,689,336
2,182,000	Bear Creek Mining Corp. *	3,895,370
1,615,000	Bear Creek Mining Corp. (USD) *	2,877,930
17,344,502	Bonterra Resources, Inc. ‡ *	7,135,162
2,346,087	Brio Gold, Inc. *	4,552,503
5,845,000	Columbus Gold Corp. *	1,565,200
9,253,640	Continental Gold, Inc. *	25,426,232
3,405,730	Corvus Gold, Inc. *	5,736,356
1,825,000	Corvus Gold, Inc. (USD) *	3,093,557
1,839,000	Eastmain Resources, Inc. * ø	324,767
2,320,000	Eastmain Resources, Inc. *	409,712
4,000,000	Eastmain Resources, Inc. *	698,568
3,619,999	Equinox Gold Corp. *	3,118,872
3,317,627	First Mining Gold Corp. *	1,171,669
1,388,444	Gold Standard Ventures Corp. (USD) *	2,263,164
39,386	Goldcorp, Inc.	543,856
1,491,897	Goldcorp, Inc. (USD)	20,618,017
2,196,000	Guyana Goldfields, Inc. *	8,488,439
1,055,000	Guyana Goldfields, Inc. (USD) *	4,019,761
3,651,000	IAMGOLD Corp. (USD) *	18,948,690
5,391,000	Kinross Gold Corp. (USD) *	21,294,450
2,283,684	Kirkland Lake Gold Ltd.	35,398,121
112,000	Kirkland Lake Gold Ltd. (USD)	1,731,520
3,481,000	Leagold Mining Corp. *	7,051,973
10,248,782	Liberty Gold Corp. ‡ *	3,539,960
812,000	Lundin Gold, Inc. *	3,252,160
588,500	MAG Silver Corp. (USD) *	5,737,875
5,744,000	Metanor Resources, Inc. ‡ * # § ø 144A	2,409,640
2,860,000	Midas Gold Corp. *	2,108,899
1,008,852	New Gold, Inc. *	2,615,412
3,388,800	New Gold, Inc. (USD) *	8,743,104
1,026,170	New Gold, Inc. (USD) ø	2,647,519
3,487,000	Nighthawk Gold Corp. *	1,840,463
9,482,375	Orezone Gold Corp. ‡ *	6,403,280
3,375,000	Orezone Gold Corp. ‡ * # § ø 144A	2,097,800
159,000	Osisko Gold Royalties Ltd.	1,535,266
290,000	Osisko Gold Royalties Ltd. (USD)	2,804,300
1,505,400	Osisko Mining, Inc. * ø 144A	2,979,602
1,945,400	Osisko Mining, Inc. *	3,850,483
4,077,100	Otis Gold Corp. *	949,377
2,388,500	Premier Gold Mines Ltd. *	5,228,059
676,000	Pretium Resources, Inc. *	4,491,450
336,000	Pretium Resources, Inc. (USD) *	2,237,760
2,295,300	Roxgold, Inc. * ø 144A	1,799,397
7,437,500	Roxgold, Inc. *	5,830,617
2,072,000	Rye Patch Gold Corp. ‡ * # § ø 144A	1,755,527
3,017,538	Rye Patch Gold Corp. *	2,740,342
10,011,000	Sabina Gold and Silver Corp. *	12,277,238
4,738,000	Semafo, Inc. *	13,643,792
872,000	SSR Mining, Inc. (USD) *	8,371,200
1,329,000	TMAC Resources, Inc. * Reg S	8,169,892
18,611	Wheaton Precious Metals Corp.	379,197
640,375	Wheaton Precious Metals Corp. (USD)	13,044,439
1,634,430	Yamana Gold, Inc.	4,516,297
4,730,679	Yamana Gold, Inc. (USD)	13,056,674
		447,576,581
Mexico: 4.5%
1,704,000	Fresnillo Plc (GBP) #	30,426,395
South Africa: 0.2%
409,000	Gold Fields Ltd. (ADR)	1,644,180
United Kingdom: 3.4%
272,000	Randgold Resources Ltd. (ADR)	22,641,280
United States: 9.7%
1,036,900	Newmont Mining Corp.	40,511,683
284,100	Royal Gold, Inc.	24,395,667
		64,907,350
Total Common Stocks (Cost: $506,712,139)		674,953,613
WARRANTS: 0.1%
Canada: 0.1%
1,503,000	Allegiant Gold Ltd. Warrants (CAD 1.20, expiring 01/30/20) * # ø	78,746
1,933,750	Liberty Gold Corp. 05/16/19 Warrants (CAD 0.90, expiring 05/16/19) ø	75,048
2,872,000	Metanor Resources, Inc. Warrants (CAD, expiring ) * # § ø 144A	234,067
2,072,000	Rye Patch Gold Corp. Warrants (CAD 1.65, expiring 01/22/20) * # § ø 144A	410,106
Total Warrants (Cost: $0)		797,967
MONEY MARKET FUND: 1.1% (Cost: $7,310,499)
7,310,500	AIM Treasury Portfolio - Institutional Class	7,310,499
Total Investments: 101.6% (Cost: $514,022,638)		683,062,079
Liabilities in excess of other assets: (1.6)%		(10,845,777)
NET ASSETS: 100.0%		$672,216,302

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $135,424,314 which represents 20.1% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $6,907,140 which represents 1.0% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $21,125,045, or 3.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $11,686,139, or 1.7% of net assets.

Restricted securities held by the Fund as of March 31, 2018 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Allegiant Gold Ltd.	11/20/2017	1,503,000	$711,395	$574,193	0.1%
Allegiant Gold Ltd. Warrants	02/09/2018	1,503,000	—	78,746	0.0
Argonaut Gold, Inc.	11/13/2009	2,160,000	3,924,069	4,124,345	0.6
Bear Creek Mining Corp.	08/15/2005	948,000	3,040,425	1,689,336	0.2
Eastmain Resources, Inc.	06/13/2008	1,839,000	2,318,213	324,767	0.0
Metanor Resources, Inc.	12/22/2017	5,744,000	3,160,013	2,409,640	0.4
Metanor Resources, Inc. Warrants	12/28/2017	2,872,000	—	234,067	0.0
New Gold, Inc.	06/28/2007	1,026,170	2,576,621	2,647,519	0.4
Orezone Gold Corp.	03/26/2018	3,375,000	2,099,778	2,097,800	0.3
Osisko Mining, Inc.	09/09/2016	1,505,400	3,176,315	2,979,602	0.4
Roxgold, Inc.	03/04/2014	2,295,300	1,198,320	1,799,397	0.3
Rye Patch Gold Corp.	01/22/2018	2,072,000	2,162,839	1,755,527	0.3
Rye Patch Gold Corp. Warrants	02/01/2018	2,072,000	—	410,106	0.1
			$24,367,988	$21,125,045	3.1%

Summary of Investments by Sector	% of Investments	Value
Diversified Metals & Mining	3.7%	$25,656,013
Gold	85.7	585,214,940
Money Market Funds	1.1	7,310,499
Precious Metals & Minerals	6.7	45,719,116
Silver	2.8	19,161,511
	100.0%	$683,062,079

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2018 is set forth below:

Affiliates	Value 12/31/17		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Change in Net Unrealized Gain (Loss)	Value 03/31/18
Bonterra Resources, Inc.	8,003,032		—	—	—	—	(867,870)	7,135,162
Cardinal Resources Ltd.	8,191,851		—	(19,628)	-3,894	—	258,338	8,426,667
Liberty Gold Corp.	3,587,481		—	—	—	—	(47,521)	3,539,960
Metanor Resources, Inc.	3,078,775	(a)	—	—	—	—	(669,135)	2,409,640
Orezone Gold Corp.	5,355,995		—	—	—	—	1,047,285	6,403,280
Rye Patch Gold Corp.	—	(a)	2,162,839	—	—	—	(407,312)	1,755,527
	$28,217,134		$2,162,839	$(19,628)	$(3,894)	$—	$(686,215)	$29,670,236

(a) Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$10,319,987	$97,437,840	$—	$107,757,827
Canada	440,739,421	6,837,160	—	447,576,581
Mexico	—	30,426,395	—	30,426,395
South Africa	1,644,180	—	—	1,644,180
United Kingdom	22,641,280	—	—	22,641,280
United States	64,907,350	—	—	64,907,350
Warrants
Canada	75,048	722,919	—	797,967
Money Market Funds	7,310,499	—	—	7,310,499
Total	$547,637,765	$135,424,314	$—	$683,062,079

* See Schedule of Investments for geographic sector breakouts.

See Notes to Schedule of Investments

MORNINGSTAR WIDE MOAT FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.4%
Banks: 2.3%
2,390	Wells Fargo & Co.	$125,260
Capital Goods: 5.9%
1,018	Emerson Electric Co.	69,529
8,028	General Electric Co.	108,217
231	TransDigm Group, Inc.	70,903
544	United Technologies Corp.	68,446
		317,095
Commercial & Professional Services: 2.2%
1,994	Stericycle, Inc. *	116,709
Consumer Durables & Apparel: 2.8%
1,198	NIKE, Inc.	79,595
929	VF Corp.	68,857
		148,452
Consumer Services: 3.9%
456	McDonald’s Corp.	71,309
2,399	Starbucks Corp.	138,878
		210,187
Diversified Financials: 3.6%
681	American Express Co.	63,524
1,767	Franklin Resources, Inc.	61,280
1,253	The Charles Schwab Corp.	65,432
		190,236
Energy: 1.3%
1,285	Cheniere Energy, Inc. *	68,683
Food & Staples Retailing: 2.3%
1,976	CVS Caremark Corp.	122,927
Food, Beverage & Tobacco: 7.6%
1,612	Campbell Soup Co.	69,816
1,360	General Mills, Inc.	61,282
695	The Hershey Co.	68,777
3,228	Mondelez International, Inc.	134,704
632	PepsiCo, Inc.	68,983
		403,562
Health Care Equipment & Services: 16.1%
1,560	AmerisourceBergen Corp.	134,488
2,036	Cardinal Health, Inc.	127,616
2,019	Express Scripts Holding Co. *	139,473
926	McKesson Corp.	130,446
1,653	Medtronic Plc	132,604
1,047	Veeva Systems, Inc. *	76,452
1,094	Zimmer Biomet Holdings, Inc.	119,290
		860,369
Household & Personal Products: 1.3%
877	The Procter & Gamble Co.	69,529
Materials: 4.8%
2,101	Compass Minerals International, Inc.	126,690
1,102	Monsanto Co.	128,592
		255,282
Media: 8.2%
1,923	Comcast Corp.	65,709
1,189	John Wiley & Sons, Inc.	75,739
1,341	The Walt Disney Co.	134,690
4,388	Twenty-First Century Fox, Inc.	160,996
		437,134
Pharmaceuticals, Biotechnology: 17.1%
813	Allergan Plc	136,820
746	Amgen, Inc.	127,178
453	Biogen, Inc. *	124,040
1,040	Bristol-Myers Squibb Co.	65,780
1,685	Eli Lilly & Co.	130,368
857	Gilead Sciences, Inc.	64,609
2,447	Merck & Co., Inc.	133,288
3,778	Pfizer, Inc.	134,081
		916,164
Retailing: 7.7%
103	Amazon.com, Inc. *	149,076
3,123	L Brands, Inc.	119,330
1,626	Lowe’s Cos, Inc.	142,682
		411,088
Semiconductor: 2.4%
1,417	Microchip Technology, Inc.	129,457
Software & Services: 8.7%
757	Guidewire Software, Inc. *	61,188
740	Microsoft Corp.	67,540
1,183	salesforce.com, Inc. *	137,583
6,731	The Western Union Co.	129,437
585	Visa, Inc.	69,978
		465,726
Utilities: 1.2%
953	Dominion Energy, Inc.	64,261
Total Common Stocks (Cost: $5,281,564)		5,312,121
MONEY MARKET FUND: 2.3% (Cost: $119,631)
119,631	AIM Treasury Portfolio - Institutional Class	119,631
Total Investments: 101.7% (Cost: $5,401,195)		5,431,752
Liabilities in excess of other assets: (1.7)%		(89,296)
NET ASSETS: 100.0%		$5,342,456

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	22.2%	$1,206,861
Consumer Staples	11.0	596,018
Energy	1.3	68,683
Financials	5.8	315,496
Health Care	32.7	1,776,533
Industrials	8.0	433,804
Information Technology	10.9	595,183
Materials	4.7	255,282
Money Market Fund	2.2	119,631
Utilities	1.2	64,261
	100.0%	$5,431,752

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$5,312,121	$—	$—	$5,312,121
Money Market Fund	119,631	—	—	119,631
Total	$5,431,752	$—	$—	$5,431,752

* See Schedule of Investments for industry sector breakouts.

See Notes to Schedules of Investments

VANECK NDR MANAGED ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 98.2%
57,791	iShares Barclays Aggregate Bond Fund	$6,198,085
21,146	iShares MSCI Canada ETF	582,784
68,448	iShares MSCI Eurozone ETF	2,967,221
42,717	iShares MSCI Japan ETF	2,592,068
23,836	iShares MSCI Pacific ex Japan ETF	1,107,421
9,310	iShares MSCI South Korea Capped ETF	702,439
17,862	iShares MSCI Switzerland Capped ETF	613,917
41,533	iShares MSCI United Kingdom ETF	1,443,272
65,005	iShares Russell 1000 Growth Index Fund	8,846,530
46,638	iShares Russell 1000 Value ETF	5,594,694
7,639	iShares Russell 2000 Growth ETF	1,455,764
7,434	iShares Russell 2000 Value ETF	906,056
85,178	Vanguard FTSE Emerging Markets ETF	4,001,662
77,450	Vanguard Total Bond Market ETF	6,190,578
Total Exchange Traded Funds (Cost: $41,595,312)		43,202,491
MONEY MARKET FUND: 1.7% (Cost: $759,460)
759,460	AIM Treasury Portfolio - Institutional Class	759,460
Total Investments: 99.9% (Cost: $42,354,772)		43,961,951
Other assets less liabilities: 0.1%		28,322
NET ASSETS: 100.0%		$43,990,273

Summary of Investments by Sector	% of Investments	Value
Exchange Traded Funds	98.3%	$43,202,491
Money Market Fund	1.7	759,460
	100.0%	$43,961,951

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$43,202,491	$—	$—	$43,202,491
Money Market Fund	759,460	—	—	759,460
Total	$43,961,951	$—	$—	$43,961,951

* See Schedule of Investments for geographic sector breakouts.

See Notes to Schedules of Investments

UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 27.0%
Argentina: 2.0%
USD	352,000	Cia General de Combustibles SA
		9.50%, 11/07/19 (c) Reg S	$378,620
		Generacion Mediterranea SA
	57,000	9.63%, 07/27/20 (c) 144A	62,201
	216,000	9.63%, 07/27/20 (c) Reg S	235,710
	238,000	Rio Energy SA / UGEN SA / UENSA SA
		6.88%, 02/01/22 (c) 144A	235,382
			911,913
Austria: 1.3%
	558,000	JBS Investments GmbH
		7.75%, 04/30/18 (c) Reg S	577,111

Brazil: 1.7%
	144,000	Cemig Geracao e Transmissao SA
		9.25%, 12/05/23 (c) 144A	155,268
	802,000	Samarco Mineracao SA
		5.75%, 10/24/23 (d) Reg S	596,712
			751,980
Canada: 1.1%
	530,000	First Quantum Minerals Ltd.
		7.50%, 04/01/20 (c) Reg S	524,038

Colombia: 2.0%
	297,000	Colombia Telecomunicaciones SA ESP
		8.50% (USD Swap Semi 30/360 5 Year+6.96%), 03/30/20 (c) Reg S	309,920
	569,000	Credivalores-Crediservicios SAS
		9.75%, 07/27/20 (c) 144A	584,932
			894,852
Georgia: 0.8%
	846,000	Bank of Georgia JSC
		11.00%, 06/01/20 144A	355,675

Indonesia: 1.2%
USD	517,000	Bukit Makmur Mandiri Utama PT
		7.75%, 02/13/20 (c) Reg S	539,362
	60,829	Bumi Resources Tbk PT
		0.00%, 12/11/22 ^ #	20,986
			560,348
Ireland: 1.3%
	582,000	Eurotorg LLC Via Bonitron DAC
		8.75%, 10/30/22 144A	591,544

Luxembourg: 3.3%
	508,000	CSN Resources SA
		6.50%, 07/21/20 Reg S	495,148
	371,000	MHP Lux SA
		6.95%, 04/03/26 144A	370,926
	594,000	Topaz Marine SA
		9.13%, 07/26/19 (c) 144A	622,066
			1,488,140
Malaysia: 1.0%
MYR	1,749,000	Country Garden Real Estate Sdn bhd
		6.60%, 02/23/23	454,887

Mexico: 0.0%
USD	380,000	Corp. GEO SAB de CV
		9.25%, 06/04/18 (c) *	95

Mongolia: 1.0%
	416,000	Trade & Development Bank of Mongolia LLC
		9.38%, 05/19/20 Reg S	448,692

Netherlands: 0.9%
	372,825	Metinvest BV
		9.37% 04/13/18 (c) Reg S	391,840

Nigeria: 0.9%
	427,000	Seplat Petroleum Development Co. Plc
		9.25%, 04/01/20 (c) 144A	428,068

Singapore: 2.0%
		Eterna Capital Pte Ltd.
	50,000	6.00% 04/30/18 (c) Reg S	54,210
	189,999	8.00% 04/30/18 (c)	191,466
	120,710	Innovate Capital Pte Ltd.
		6.00% 04/30/18 (c)	84,344
	554,000	Medco Straits Services Pte Ltd.
		8.50%, 08/17/20 (c) 144A	587,684
			917,704
South Africa: 0.3%
ZAR	10,850,000	Eskom Holdings SOC Ltd.
		0.00%, 12/31/32 ^	151,825

United Kingdom: 3.1%
USD	460,831	DTEK Finance Plc
		10.75% 04/30/18 (c)	497,716
	587,000	Petra Diamonds US$ Treasury Plc
		7.25%, 05/01/19 (c) Reg S	588,467
	320,000	Tullow Oil Plc
		7.00%, 03/01/21 (c) 144A	320,400
			1,406,583
United States: 3.1%
	347,000	AES El Salvador Trust II
		6.75%, 04/30/18 (c) Reg S	340,060
	609,000	Stillwater Mining Co.
		7.13%, 06/27/21 (c) 144A	617,161
	428,000	Vrio Finco 1 LLC / Vrio Finco 2, Inc.
		6.25%, 04/04/21 (c) 144A	434,420
			1,391,641
Total Corporate Bonds (Cost: $11,889,755)			12,246,936
FOREIGN GOVERNMENT OBLIGATIONS: 71.6%
Argentina: 7.2%
	1,323,000	Argentine Republic Government International Bond
		3.31%, 12/31/45	396,249
	25,060,000	Autonomous City of Buenos Aires Argentina
		0.00% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days+3.75%), 02/22/28 (f)	1,303,847
		Bonos de la Nacion Argentina con Ajuste por CER
	4,385,000	3.75%, 02/08/19	230,924
	25,771,000	4.00%, 03/06/20	1,350,760
USD	499	Provincia de Buenos Aires
		4.00%, 05/15/35 (s) Reg S	388
			3,282,168
Armenia: 1.5%
	660,000	Republic of Armenia International Bond
		6.00%, 09/30/20 Reg S	684,948

Belarus: 1.8%
	761,000	Republic of Belarus International Bond
		6.88%, 02/28/23 Reg S	808,036

Brazil: 4.8%
		Notas do Tesouro Nacional, Series F
BRL	3,913,000	10.00%, 01/01/23	1,267,582
	2,881,000	10.00%, 01/01/25	927,512
			2,195,094
Chile: 1.8%
		Bonos de la Tesoreria de la Republica de Chile
CLP	215,000,000	4.50%, 03/01/26	359,312
	285,000,000	5.00%, 03/01/35	475,354
			834,666
Colombia: 2.6%
COP	3,090,000,000	Colombian TES
		7.00%, 05/04/22	1,166,015

Dominican Republic: 4.5%
	99,350,000	Dominican Republic International Bond
		8.90%, 02/15/23 144A	2,067,920

Indonesia: 1.9%
IDR	11,826,000,000	Indonesian Treasury Bonds
		7.50%, 05/15/38	870,576

Mexico: 7.5%
MXN	7,440,000	Mexican Bonos
		10.00%, 12/05/24	469,882
		Mexican Government Bonds
	32,590,000	6.50%, 06/09/22	1,747,867
	20,360,000	8.00%, 11/07/47	1,169,788
			3,387,537
Poland: 9.9%
		Polish Government Bonds
PLN	4,272,000	1.75%, 07/25/21	1,246,101
	5,096,000	2.25%, 04/25/22	1,498,215
	4,209,000	2.50%, 01/25/23	1,239,037
	1,555,000	4.00%, 10/25/23	489,397
			4,472,750
Russia: 6.5%
RUB	75,070,000	Russian Federal Bond
		7.00%, 08/16/23	1,341,858
	89,946,000	Russian Federal Bond - OFZ
		7.00%, 12/15/21	1,600,069
			2,941,927
Singapore: 2.0%
SGD	1,209,000	Singapore Government Bond
		1.75%, 04/01/22	913,514

South Africa: 6.5%
		Republic of South Africa Government Bonds
ZAR	863,000	8.50%, 01/31/37	71,036
	17,441,000	8.75%, 01/31/44 (a)	1,450,101
	16,673,000	9.00%, 01/31/40 (a)	1,426,317
			2,947,454
Supranational: 4.0%
INR	28,000,000	European Bank for Reconstruction & Development
		6.00%, 05/04/20	426,029
		International Finance Corp.
MXN	21,800,000	0.00%, 02/22/38 ^	265,677
	128,600,000	0.00%, 11/21/47 ^	898,502
	41,500,000	0.00%, 02/06/48 ^	221,311
			1,811,519
Ukraine: 1.4%
USD	590,000	Ukraine Government International Bond
		7.75%, 09/01/21 Reg S	619,022

Uruguay: 3.0%
		Uruguay Government International Bonds
UYU	13,862,000	8.50%, 03/15/28 Reg S	452,382
	27,715,000	8.50%, 03/15/28 144A	901,544
			1,353,926
Venezuela: 4.7%
		Petroleos de Venezuela SA
USD	1,174,500	8.50%, 10/27/20 Reg S	1,008,895
	2,625,000	9.00%, 11/17/21 (d) Reg S	859,687
	799,000	12.75%, 02/17/22 (d) Reg S	274,057
			2,142,639
Total Foreign Government Obligations (Cost: $31,166,396)			32,499,711

Number of Shares
COMMON STOCK: 0.0% (Cost: $0)
MXN	10,247	Corp. GEO SAB de CV *	519

MONEY MARKET FUND: 0.9% (Cost: $406,747)
	406,747	AIM Treasury Portfolio - Institutional Class	406,747

Total Investments: 99.5% (Cost: $43,462,898)			45,153,913
Other assets less liabilities: 0.5%			217,304
NET ASSETS: 100.0%			$45,371,217

Definitions:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Footnotes:
(a)	All or a portion of these securities are segregated for foreign forward currency contracts.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(f)	Floating Rate Bond - coupon reflects the rate in effect at the end of the reporting period
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
^	Zero Coupon Bond
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $20,986 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $8,335,191, or 18.4% of net assets.

As of March 31, 2018, the Fund had the following open forward foreign currency contracts:

Counterparty	Currency to be sold		Currency to be purchased		Settlement Dates	Unrealized Depreciation
State Street Bank And Trust Company	TRY	2,698,417	USD	675,838	4/19/2018	(4,131)
State Street Bank And Trust Company	TRY	3,141,905	USD	791,801	4/19/2018	78
State Street Bank And Trust Company	TRY	4,488,609	USD	1,134,863	4/19/2018	3,787
State Street Bank And Trust Company	TRY	3,151,630	USD	793,022	4/19/2018	(1,151)
State Street Bank And Trust Company	BRL	3,694,423	USD	1,115,668	4/23/2018	(1,545)
State Street Bank And Trust Company	CLP	440,341,911	USD	726,517	4/30/2018	(2,755)
Net unrealized depreciation on forward foreign currency contracts						(5,718)

BRL	Brazilian Real
CLP	Chilean Peso
TRY	Turkish Lira
USD	United States Dollar

Summary of Investments by Sector	% of Investments	Value
	2.8%	$1,275,201
Basic Materials	8.3	3,752,728
Communications	1.6	744,340
Consumer, Cyclical	1.3	591,544
Consumer, Non-cyclical	2.1	948,037
Energy	5.7	2,563,494
Financial	1.8	804,367
Government	72.0	32,499,711
Industrial	1.4	622,680
Utilities	2.1	945,064
Money Market Fund	0.9	406,747
	100.0%	$45,153,913

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$519	$—	$—	$519
Corporate Bonds*	—	12,246,936	—	12,246,936
Foreign Government Obligations*	—	32,499,711	—	32,499,711
Money Market Fund	406,747	—	—	406,747
Total	$407,266	$44,746,647	$—	$45,153,913
Other Financial Instruments:
Forward Foreign Currency Contracts	$—	$(5,718)	$—	$(5,718)

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Schedules of Investments

VANECK FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2018 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Funds’ Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in the characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Exchange traded funds as well as closed-end publicly listed fund investments are valued at their official market closing price and are categorized as Level 1 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds' valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value each Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of each Funds’ Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Basis for Consolidation—The Commodities Series Fund I Subsidiary and the Gold Series Fund I Subsidiary (the “Subsidiaries”), both Cayman Islands exempted companies, were incorporated on June 26, 2009 and November 7, 2011, respectively. Commodity Series Fund I Subsidiary and the Gold Series Fund I Subsidiary are currently wholly-owned subsidiaries of the CM Commodity Index Fund and International Investors Gold Fund, respectively. The Subsidiaries act as investment vehicles for the CM Commodity Index Fund and International Investors Gold Fund in order to effect certain investments on behalf of the Funds.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Funds

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Funds

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Funds

Date: May 30, 2018

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Funds

Date: May 30, 2018